SHARE OPTION PLANS (Details Textual) $ / shares in Units, ¥ in Thousands		1 Months Ended													12 Months Ended
	Jan. 02, 2016 CNY (¥)	Jan. 31, 2017 $ / shares shares	Dec. 28, 2016 CNY (¥)	Dec. 28, 2016 USD ($)	Aug. 31, 2016 $ / shares shares	May 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 22, 2014 CNY (¥) shares	Jan. 31, 2014 $ / shares shares	Jan. 31, 2013 $ / shares shares	Jan. 31, 2012 $ / shares shares	Jan. 31, 2011 $ / shares shares	Jan. 31, 2010 $ / shares shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Sep. 30, 2015 CNY (¥)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($) shares	Apr. 22, 2010 shares	Nov. 08, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term															4 years 10 months 24 days	4 years 10 months 24 days	5 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $																			$ 265,000	$ 1,476,000
Share-based compensation expense															¥ 5,404	$ 814,000	¥ 8,796	¥ 1,612
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition															10 months 13 days	10 months 13 days
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	¥ 542		¥ 982	$ 148,000					¥ 616
Tranche 9 [Member]
Number of options granted															0	0	0
Exercise price (USD) | $ / shares																$ 1.27
Tranche 10 [Member]
Number of options granted															0	0	0
Exercise price (USD) | $ / shares																$ 1.48
Tranche 11 [Member]
Number of options granted															0	0	185,000
Exercise price (USD) | $ / shares																$ 1.38
Tranche 12 [Member]
Number of options granted							600,000								0	0	600,000
Exercise price (USD) | $ / shares							$ 2.05									$ 2.05
Tranche 13 [Member]
Number of options granted						200,000									0	0	200,000
Exercise price (USD) | $ / shares						$ 1.65										$ 1.65
Tranche 14 [Member]
Number of options granted					200,000										0	0	200,000
Exercise price (USD) | $ / shares					$ 2.0											$ 2.00
Tranche 15 [Member]
Number of options granted		180,000													180,000	180,000	0
Exercise price (USD) | $ / shares		$ 2.07														$ 2.07
2005 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																						1,500,000
2005 Performance Equity Plan [Member] | Tranche 5 [Member]
Number of options granted														125,000
Exercise price (USD) | $ / shares														$ 12.23		$ 12.23
2005 Performance Equity Plan [Member] | Tranche 6 [Member]
Number of options granted													120,000
Exercise price (USD) | $ / shares													$ 10.84
2005 Performance Equity Plan [Member] | Tranche 7 [Member]
Number of options granted												365,000
Exercise price (USD) | $ / shares												$ 2.55
2005 Performance Equity Plan [Member] | Tranche 8 [Member]
Number of options granted											360,000
Exercise price (USD) | $ / shares											$ 1.44
2005 Performance Equity Plan [Member] | Tranche 9 [Member]
Number of options granted										350,000
Exercise price (USD) | $ / shares										$ 1.27
2005 Performance Equity Plan [Member] | Tranche 10 [Member]
Number of options granted								195,000
Exercise price (USD) | $ / shares								$ 1.48
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																					1,500,000
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									5,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | ¥															¥ 690		¥ 2,676
Before Adjustment [Member] | 2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant															700,000		1,060,000		700,000	1,060,000
Before Adjustment [Member] | 2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant															1,510,000		1,380,000		1,510,000	1,380,000
Minimum [Member] | After Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period															5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															1 year	1 year
Maximum [Member] | After Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period															10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															5 years	5 years